Putnam Investments, LLC
                                               One Post Office Square
                                               Boston, MA 02109
                                               February 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Putnam California Tax Exempt Income Fund  (Reg. No. 2-81011)
    (811-3630)
    Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.26 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30, 2004.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

                                               Very truly yours,
                                               Putnam Health Sciences Trust

                                               /s/ Gordon H. Silver
                                           By: --------------------------------
                                               Gordon H. Silver
                                               Vice President

cc: Vanda Moore, Ropes & Gray